Portfolio of investments—August 31, 2021 (unaudited)

	Shares	Value
Common stocks: 98.22%
Communication services: 11.26%
Diversified telecommunication services: 1.12%
AT&T Incorporated	253,307	$ 6,945,678
Lumen Technologies Incorporated	35,292	434,092
Verizon Communications Incorporated	146,878	8,078,290
		15,458,060
Entertainment: 1.84%
Activision Blizzard Incorporated	27,566	2,270,611
Electronic Arts Incorporated	10,153	1,474,317
Live Nation Entertainment Incorporated †	5,125	444,338
Netflix Incorporated †	15,731	8,953,928
Take-Two Interactive Software Incorporated †	4,103	661,486
The Walt Disney Company †	64,460	11,686,598
		25,491,278
Interactive media & services: 6.82%
Alphabet Incorporated Class A †	10,670	30,878,447
Alphabet Incorporated Class C †	10,102	29,389,142
Facebook Incorporated Class A †	85,005	32,249,197
Twitter Incorporated †	28,315	1,826,318
		94,343,104
Media: 1.28%
Charter Communications Incorporated Class A †	4,886	3,990,201
Comcast Corporation Class A	162,658	9,870,087
Discovery Incorporated Class A †«	5,983	172,550
Discovery Incorporated Class C †	10,659	294,082
DISH Network Corporation Class A †	8,815	384,246
Fox Corporation Class A	11,599	434,267
Fox Corporation Class B	5,391	186,690
Interpublic Group of Companies Incorporated	13,956	519,582
News Corporation Class A	13,878	311,839
News Corporation Class B	4,320	95,170
Omnicom Group Incorporated	7,630	558,669
ViacomCBS Incorporated Class B	21,485	890,553
		17,707,936
Wireless telecommunication services: 0.20%
T-Mobile US Incorporated †	20,790	2,848,646
Consumer discretionary: 11.72%
Auto components: 0.13%
Aptiv plc †	9,595	1,460,263
BorgWarner Incorporated	8,509	363,164
		1,823,427
Automobiles: 1.75%
Ford Motor Company †	139,099	1,812,460
General Motors Company †	45,290	2,219,663
Tesla Motors Incorporated	27,341	20,115,321
		24,147,444
See accompanying notes to portfolio of investments

Wells Fargo Index Portfolio  |  1

Portfolio of investments—August 31, 2021 (unaudited)

	Shares	Value
Distributors: 0.14%
Genuine Parts Company	5,125	$ 626,224
LKQ Corporation †	9,862	519,629
Pool Corporation	1,424	703,883
		1,849,736
Hotels, restaurants & leisure: 1.94%
Booking Holdings Incorporated †	1,456	3,348,320
Caesars Entertainment Incorporated †	7,404	752,469
Carnival Corporation †	28,322	683,693
Chipotle Mexican Grill Incorporated †	999	1,901,427
Darden Restaurants Incorporated	4,642	699,317
Domino's Pizza Incorporated	1,378	712,274
Expedia Group Incorporated †	5,018	725,101
Hilton Worldwide Holdings Incorporated †	9,882	1,233,867
Las Vegas Sands Corporation †	11,654	519,885
Marriott International Incorporated Class A †	9,473	1,280,181
McDonald's Corporation	26,472	6,286,041
MGM Resorts International	14,444	615,603
Norwegian Cruise Line Holdings Limited †	13,124	339,124
Penn National Gaming Incorporated †	5,270	427,397
Royal Caribbean Cruises Limited †	7,767	642,564
Starbucks Corporation	41,803	4,911,434
Wynn Resorts Limited †	3,734	379,710
Yum! Brands Incorporated	10,569	1,384,856
		26,843,263
Household durables: 0.41%
D.R. Horton Incorporated	11,638	1,112,826
Garmin Limited	5,317	927,444
Leggett & Platt Incorporated	4,727	228,740
Lennar Corporation Class A	9,783	1,049,814
Mohawk Industries Incorporated †	2,077	410,748
Newell Rubbermaid Incorporated	13,429	341,231
NVR Incorporated †	121	626,773
PulteGroup Incorporated	9,383	505,368
Whirlpool Corporation	2,222	492,240
		5,695,184
Internet & direct marketing retail: 4.01%
Amazon.com Incorporated †	15,208	52,783,774
eBay Incorporated	22,961	1,762,027
Etsy Incorporated †	4,509	975,116
		55,520,917
Leisure products: 0.03%
Hasbro Incorporated	4,539	446,229
Multiline retail: 0.50%
Dollar General Corporation	8,380	1,867,986
Dollar Tree Incorporated †	8,229	745,054
Target Corporation	17,551	4,334,746
		6,947,786
Specialty retail: 2.11%
Advance Auto Parts Incorporated	2,322	471,018
See accompanying notes to portfolio of investments

2  |  Wells Fargo Index Portfolio

Portfolio of investments—August 31, 2021 (unaudited)

	Shares	Value
Specialty retail (continued)
AutoZone Incorporated †	767	$ 1,188,198
Bath & Body Works Incorporated	9,393	633,840
Best Buy Company Incorporated	7,909	921,478
CarMax Incorporated †	5,788	724,715
Lowe's Companies Incorporated	25,078	5,113,153
O'Reilly Automotive Incorporated †	2,475	1,470,348
Ross Stores Incorporated	12,652	1,497,997
The Gap Incorporated	7,368	196,947
The Home Depot Incorporated	37,721	12,303,836
The TJX Companies Incorporated	42,785	3,111,325
Tractor Supply Company	4,089	794,288
Ulta Beauty Incorporated †	1,943	752,543
		29,179,686
Textiles, apparel & luxury goods: 0.70%
HanesBrands Incorporated	12,386	231,370
Nike Incorporated Class B	45,232	7,451,520
PVH Corporation †	2,528	264,909
Ralph Lauren Corporation	1,712	198,815
Tapestry Incorporated	9,893	398,886
Under Armour Incorporated Class A †	6,692	154,853
Under Armour Incorporated Class C †	6,971	139,838
VF Corporation	11,408	872,370
		9,712,561
Consumer staples: 5.66%
Beverages: 1.35%
Brown-Forman Corporation Class B	6,480	455,026
Constellation Brands Incorporated Class A	5,996	1,265,995
Molson Coors Brewing Company Class B	6,682	317,595
Monster Beverage Corporation †	13,126	1,280,704
PepsiCo Incorporated	49,016	7,665,612
The Coca-Cola Company	137,670	7,752,198
		18,737,130
Food & staples retailing: 1.33%
Costco Wholesale Corporation	15,683	7,143,450
Sysco Corporation	18,150	1,445,648
The Kroger Company	26,860	1,236,366
Walgreens Boots Alliance Incorporated	25,453	1,291,740
Walmart Incorporated	48,712	7,214,247
		18,331,451
Food products: 0.84%
Archer Daniels Midland Company	19,821	1,189,260
Campbell Soup Company	7,202	300,539
ConAgra Foods Incorporated	17,027	563,934
General Mills Incorporated	21,640	1,251,008
Hormel Foods Corporation	10,000	455,400
Kellogg Company	8,939	564,408
Lamb Weston Holdings Incorporated	5,190	338,129
McCormick & Company Incorporated	8,834	762,286
Mondelez International Incorporated Class A	49,835	3,093,258
The Hershey Company	5,193	922,796
See accompanying notes to portfolio of investments

Wells Fargo Index Portfolio  |  3

Portfolio of investments—August 31, 2021 (unaudited)

	Shares	Value
Food products (continued)
The J.M. Smucker Company	3,888	$ 480,829
The Kraft Heinz Company	22,999	827,734
Tyson Foods Incorporated Class A	10,458	821,162
		11,570,743
Household products: 1.29%
Church & Dwight Company Incorporated	8,701	727,926
Colgate-Palmolive Company	30,013	2,339,513
Kimberly-Clark Corporation	11,971	1,649,724
The Clorox Company	4,412	741,437
The Procter & Gamble Company	86,857	12,367,568
		17,826,168
Personal products: 0.20%
The Estee Lauder Companies Incorporated Class A	8,227	2,801,211
Tobacco: 0.65%
Altria Group Incorporated	65,656	3,297,901
Philip Morris International Incorporated	55,293	5,695,179
		8,993,080
Energy: 2.36%
Energy equipment & services: 0.20%
Baker Hughes Incorporated	25,807	587,883
Halliburton Company	31,565	630,669
NOV Incorporated †	13,859	182,523
Schlumberger Limited	49,609	1,391,036
		2,792,111
Oil, gas & consumable fuels: 2.16%
APA Corporation	13,409	261,207
Cabot Oil & Gas Corporation	14,179	225,304
Chevron Corporation	68,569	6,635,422
ConocoPhillips	47,874	2,658,443
Devon Energy Corporation	21,133	624,480
Diamondback Energy Incorporated	6,421	495,316
EOG Resources Incorporated	20,705	1,398,002
Exxon Mobil Corporation	150,194	8,188,577
Hess Corporation	9,738	669,488
Kinder Morgan Incorporated	69,093	1,124,143
Marathon Oil Corporation	27,961	328,542
Marathon Petroleum Corporation	22,601	1,339,561
Occidental Petroleum Corporation	29,804	765,665
ONEOK Incorporated	15,806	830,131
Phillips 66	15,534	1,104,312
Pioneer Natural Resources Company	8,222	1,230,587
The Williams Companies Incorporated	43,096	1,064,040
Valero Energy Corporation	14,502	961,628
		29,904,848
Financials: 10.97%
Banks: 4.08%
Bank of America Corporation	267,534	11,169,545
Citigroup Incorporated	73,333	5,273,376
See accompanying notes to portfolio of investments

4  |  Wells Fargo Index Portfolio

Portfolio of investments—August 31, 2021 (unaudited)

	Shares	Value
Banks (continued)
Citizens Financial Group Incorporated	15,111	$ 661,711
Comerica Incorporated	4,953	366,076
Fifth Third Bancorp	24,975	970,529
First Republic Bank	6,244	1,242,181
Huntington Bancshares Incorporated	52,346	812,933
JPMorgan Chase & Company	107,394	17,177,670
KeyCorp	34,431	699,638
M&T Bank Corporation	4,564	639,006
People's United Financial Incorporated	15,171	249,260
PNC Financial Services Group Incorporated	15,073	2,880,450
Regions Financial Corporation	34,104	696,745
SVB Financial Group †	2,081	1,164,320
Truist Financial Corporation	47,711	2,722,390
US Bancorp	48,093	2,760,057
Wells Fargo & Company ♠	146,648	6,701,814
Zions Bancorporation	5,812	336,515
		56,524,216
Capital markets: 3.01%
Ameriprise Financial Incorporated	4,112	1,122,206
Bank of New York Mellon Corporation	28,623	1,580,562
BlackRock Incorporated	5,032	4,746,635
Cboe Global Markets Incorporated	3,785	477,478
CME Group Incorporated	12,740	2,569,913
Franklin Resources Incorporated	9,662	313,435
Intercontinental Exchange Incorporated	19,965	2,386,416
Invesco Limited	13,424	339,896
MarketAxess Holdings Incorporated	1,348	641,540
Moody's Corporation	5,712	2,174,958
Morgan Stanley	52,807	5,514,635
MSCI Incorporated	2,924	1,855,512
Northern Trust Corporation	7,384	875,152
Raymond James Financial Incorporated	4,339	607,026
S&P Global Incorporated	8,546	3,792,886
State Street Corporation	12,338	1,146,324
T. Rowe Price Group Incorporated	8,048	1,801,706
The Charles Schwab Corporation	53,211	3,876,421
The Goldman Sachs Group Incorporated	12,070	4,991,066
The NASDAQ Incorporated	4,075	797,804
		41,611,571
Consumer finance: 0.64%
American Express Company	23,084	3,831,021
Capital One Financial Corporation	16,018	2,658,507
Discover Financial Services	10,817	1,386,956
Synchrony Financial	19,189	954,653
		8,831,137
Diversified financial services: 1.39%
Berkshire Hathaway Incorporated Class B †	67,242	19,215,746
Insurance: 1.85%
AFLAC Incorporated	22,425	1,271,034
American International Group Incorporated	30,444	1,661,025
Aon plc Class A	8,005	2,296,314
Arthur J. Gallagher & Company	7,269	1,043,974
See accompanying notes to portfolio of investments

Wells Fargo Index Portfolio  |  5

Portfolio of investments—August 31, 2021 (unaudited)

	Shares	Value
Insurance (continued)
Assurant Incorporated	2,149	$ 365,566
Chubb Limited	15,954	2,934,260
Cincinnati Financial Corporation	5,315	655,871
Everest Reinsurance Group Limited	1,422	376,688
Globe Life Incorporated	3,364	323,179
Lincoln National Corporation	6,349	435,859
Loews Corporation	7,936	443,384
Marsh & McLennan Companies Incorporated	18,041	2,836,045
MetLife Incorporated	26,399	1,636,738
Principal Financial Group Incorporated	8,975	599,620
Progressive Corporation	20,760	2,000,018
Prudential Financial Incorporated	13,978	1,479,991
The Allstate Corporation	10,620	1,436,674
The Hartford Financial Services Group Incorporated	12,672	851,812
The Travelers Companies Incorporated	8,923	1,425,092
UnumProvident Corporation	7,246	192,889
W.R. Berkley Corporation	4,971	374,366
Willis Towers Watson plc	4,576	1,010,015
		25,650,414
Health care: 13.15%
Biotechnology: 1.89%
AbbVie Incorporated	62,661	7,568,196
Amgen Incorporated	20,384	4,597,204
Biogen Incorporated †	5,341	1,810,118
Gilead Sciences Incorporated	44,495	3,238,346
Incyte Corporation †	6,632	507,282
Moderna Incorporated †	10,826	4,078,046
Regeneron Pharmaceuticals Incorporated †	3,714	2,501,008
Vertex Pharmaceuticals Incorporated †	9,184	1,839,463
		26,139,663
Health care equipment & supplies: 3.72%
Abbott Laboratories	63,037	7,965,986
ABIOMED Incorporated †	1,607	584,884
Align Technology Incorporated †	2,555	1,811,495
Baxter International Incorporated	17,840	1,359,765
Becton Dickinson & Company	10,317	2,596,789
Boston Scientific Corporation †	50,410	2,276,012
Danaher Corporation	22,522	7,300,732
Dentsply Sirona Incorporated	7,745	477,867
DexCom Incorporated †	3,431	1,816,440
Edwards Lifesciences Corporation †	22,054	2,584,288
Hologic Incorporated †	9,090	719,474
IDEXX Laboratories Incorporated †	3,026	2,038,798
Intuitive Surgical Incorporated †	4,201	4,426,006
Medtronic plc	47,731	6,371,134
ResMed Incorporated	5,163	1,500,006
STERIS plc	3,464	744,795
Stryker Corporation	11,628	3,222,119
Teleflex Incorporated	1,658	655,673
The Cooper Companies Incorporated	1,747	787,390
See accompanying notes to portfolio of investments

6  |  Wells Fargo Index Portfolio

Portfolio of investments—August 31, 2021 (unaudited)

	Shares	Value
Health care equipment & supplies (continued)
West Pharmaceutical Services Incorporated	2,619	$ 1,182,793
Zimmer Biomet Holdings Incorporated	7,396	1,112,728
		51,535,174
Health care providers & services: 2.50%
AmerisourceBergen Corporation	5,247	641,236
Anthem Incorporated	8,686	3,258,379
Cardinal Health Incorporated	10,294	540,332
Centene Corporation †	20,674	1,302,049
Cigna Corporation	12,174	2,576,627
CVS Health Corporation	46,708	4,035,104
DaVita HealthCare Partners Incorporated †	2,487	325,225
HCA Healthcare Incorporated	9,324	2,358,786
Henry Schein Incorporated †	4,992	377,345
Humana Incorporated	4,577	1,855,607
Laboratory Corporation of America Holdings †	3,464	1,050,908
McKesson Corporation	5,612	1,145,634
Quest Diagnostics Incorporated	4,635	708,367
UnitedHealth Group Incorporated	33,480	13,936,720
Universal Health Services Incorporated Class B	2,766	430,832
		34,543,151
Health care technology: 0.06%
Cerner Corporation	10,690	816,182
Life sciences tools & services: 1.36%
Agilent Technologies Incorporated	10,765	1,888,935
Bio-Rad Laboratories Incorporated Class A †	765	615,687
Bio-Techne Corporation	1,380	688,813
Charles River Laboratories International Incorporated †	1,783	791,402
Illumina Incorporated †	5,180	2,368,089
IQVIA Holdings Incorporated †	6,800	1,766,164
Mettler-Toledo International Incorporated †	826	1,282,638
PerkinElmer Incorporated	3,977	734,950
Thermo Fisher Scientific Incorporated	13,944	7,738,223
Waters Corporation †	2,189	906,290
		18,781,191
Pharmaceuticals: 3.62%
Bristol-Myers Squibb Company	79,254	5,298,922
Catalent Incorporated †	6,043	788,249
Eli Lilly & Company	28,240	7,294,110
Johnson & Johnson	93,426	16,174,843
Merck & Company Incorporated	89,830	6,853,131
Organon & Company	8,977	304,231
Perrigo Company plc	4,738	194,021
Pfizer Incorporated	198,591	9,149,087
Viatris Incorporated	42,880	627,334
Zoetis Incorporated	16,843	3,445,404
		50,129,332
Industrials: 8.04%
Aerospace & defense: 1.43%
General Dynamics Corporation	8,121	1,626,718
Howmet Aerospace Incorporated	13,868	440,309
See accompanying notes to portfolio of investments

Wells Fargo Index Portfolio  |  7

Portfolio of investments—August 31, 2021 (unaudited)

	Shares	Value
Aerospace & defense (continued)
Huntington Ingalls Industries Incorporated	1,427	$ 291,351
L3Harris Technologies Incorporated	7,272	1,694,449
Lockheed Martin Corporation	8,677	3,121,985
Northrop Grumman Corporation	5,311	1,952,855
Raytheon Technologies Corporation	53,751	4,555,935
Textron Incorporated	8,008	581,941
The Boeing Company †	19,503	4,280,909
TransDigm Group Incorporated †	1,947	1,182,744
		19,729,196
Air freight & logistics: 0.61%
C.H. Robinson Worldwide Incorporated	4,718	424,903
Expeditors International of Washington Incorporated	5,992	746,843
FedEx Corporation	8,661	2,301,141
United Parcel Service Incorporated Class B	25,661	5,020,061
		8,492,948
Airlines: 0.23%
Alaska Air Group Incorporated †	4,416	253,213
American Airlines Group Incorporated †	22,754	453,715
Delta Air Lines Incorporated †	22,693	917,705
Southwest Airlines Company †	20,980	1,044,384
United Airlines Holdings Incorporated †	11,480	533,935
		3,202,952
Building products: 0.51%
A.O. Smith Corporation	4,771	346,947
Allegion plc	3,192	459,616
Carrier Global Corporation	28,980	1,669,248
Fortune Brands Home & Security Incorporated	4,911	478,184
Johnson Controls International plc	25,427	1,901,940
Masco Corporation	9,004	546,723
Trane Technologies plc	8,484	1,684,074
		7,086,732
Commercial services & supplies: 0.41%
Cintas Corporation	3,131	1,239,156
Copart Incorporated †	7,386	1,065,948
Republic Services Incorporated	7,470	927,251
Rollins Incorporated	7,857	305,794
Waste Management Incorporated	13,778	2,137,106
		5,675,255
Construction & engineering: 0.04%
Quanta Services Incorporated	4,944	504,782
Electrical equipment: 0.58%
AMETEK Incorporated	8,192	1,113,866
Eaton Corporation plc	14,138	2,380,274
Emerson Electric Company	21,276	2,244,618
Generac Holdings Incorporated †	2,233	975,776
Rockwell Automation Incorporated	4,118	1,340,203
		8,054,737
See accompanying notes to portfolio of investments

8  |  Wells Fargo Index Portfolio

Portfolio of investments—August 31, 2021 (unaudited)

	Shares	Value
Industrial conglomerates: 1.13%
3M Company	20,565	$ 4,004,828
General Electric Company	38,930	4,103,611
Honeywell International Incorporated	24,641	5,714,494
Roper Technologies Incorporated	3,734	1,804,568
		15,627,501
Machinery: 1.60%
Caterpillar Incorporated	19,434	4,098,048
Cummins Incorporated	5,187	1,224,028
Deere & Company	11,067	4,183,658
Dover Corporation	5,106	890,282
Fortive Corporation	12,010	887,179
IDEX Corporation	2,694	603,456
Illinois Tool Works Incorporated	10,198	2,374,706
Ingersoll Rand Incorporated †	13,779	730,563
Otis Worldwide Corporation	14,311	1,319,760
PACCAR Incorporated	12,316	1,008,311
Parker-Hannifin Corporation	4,579	1,358,452
Pentair plc	5,896	454,935
Snap-on Incorporated	1,919	431,679
Stanley Black & Decker Incorporated	5,729	1,107,244
Wabtec Corporation	6,303	565,946
Xylem Incorporated	6,387	870,612
		22,108,859
Professional services: 0.41%
Equifax Incorporated	4,318	1,175,619
IHS Markit Limited	13,290	1,602,774
Jacobs Engineering Group Incorporated	4,620	623,515
Leidos Holdings Incorporated	4,716	462,687
Nielsen Holdings plc	12,718	272,928
Robert Half International Incorporated	4,001	413,703
Verisk Analytics Incorporated	5,751	1,160,322
		5,711,548
Road & rail: 0.89%
CSX Corporation	80,610	2,622,243
J.B. Hunt Transport Services Incorporated	2,962	525,459
Kansas City Southern	3,226	905,441
Norfolk Southern Corporation	8,878	2,250,928
Old Dominion Freight Line Incorporated	3,374	974,141
Union Pacific Corporation	23,568	5,110,485
		12,388,697
Trading companies & distributors: 0.20%
Fastenal Company	20,376	1,138,000
United Rentals Incorporated †	2,568	905,605
W.W. Grainger Incorporated	1,553	673,536
		2,717,141
Information technology: 27.51%
Communications equipment: 0.85%
Arista Networks Incorporated †	1,950	720,584
Cisco Systems Incorporated	149,508	8,823,962
See accompanying notes to portfolio of investments

Wells Fargo Index Portfolio  |  9

Portfolio of investments—August 31, 2021 (unaudited)

	Shares	Value
Communications equipment (continued)
F5 Networks Incorporated †	2,115	$ 430,551
Juniper Networks Incorporated	11,627	336,950
Motorola Solutions Incorporated	6,019	1,469,960
		11,782,007
Electronic equipment, instruments & components: 0.69%
Amphenol Corporation Class A	21,202	1,624,709
CDW Corporation of Delaware	4,974	997,834
Corning Incorporated	27,485	1,099,125
IPG Photonics Corporation †	1,274	217,446
Keysight Technologies Incorporated †	6,536	1,172,428
TE Connectivity Limited	11,715	1,759,827
Teledyne Technologies Incorporated †	1,648	763,650
Trimble Incorporated †	8,904	838,935
Zebra Technologies Corporation Class A †	1,898	1,114,449
		9,588,403
IT services: 4.80%
Accenture plc Class A	22,551	7,589,765
Akamai Technologies Incorporated †	5,783	654,925
Automatic Data Processing Incorporated	15,096	3,155,668
Broadridge Financial Solutions Incorporated	4,120	709,546
Cognizant Technology Solutions Corporation Class A	18,711	1,427,836
DXC Technology Company †	9,040	331,949
Fidelity National Information Services Incorporated	22,000	2,810,940
Fiserv Incorporated †	21,130	2,488,903
FleetCor Technologies Incorporated †	2,957	778,519
Gartner Incorporated †	3,054	942,892
Global Payments Incorporated	10,473	1,703,329
International Business Machines Corporation	31,700	4,448,778
Jack Henry & Associates Incorporated	2,635	464,761
MasterCard Incorporated Class A	31,035	10,745,248
Paychex Incorporated	11,378	1,302,440
PayPal Holdings Incorporated †	41,676	12,030,194
The Western Union Company	14,519	314,191
VeriSign Incorporated †	3,516	760,370
Visa Incorporated Class A	60,021	13,750,811
		66,411,065
Semiconductors & semiconductor equipment: 5.50%
Advanced Micro Devices Incorporated †	43,106	4,772,696
Analog Devices Incorporated	19,083	3,109,612
Applied Materials Incorporated	32,556	4,399,292
Broadcom Incorporated	14,485	7,202,087
Enphase Energy Incorporated †	4,814	836,336
Intel Corporation	143,257	7,744,473
KLA Corporation	5,438	1,848,702
Lam Research Corporation	5,060	3,060,389
Microchip Technology Incorporated	9,704	1,527,021
Micron Technology Incorporated †	39,785	2,932,155
Monolithic Power Systems Incorporated	1,526	755,263
NVIDIA Corporation	88,408	19,790,131
NXP Semiconductors NV	9,783	2,104,617
Qorvo Incorporated †	3,994	750,992
Qualcomm Incorporated	40,018	5,870,240
See accompanying notes to portfolio of investments

10  |  Wells Fargo Index Portfolio

Portfolio of investments—August 31, 2021 (unaudited)

	Shares	Value
Semiconductors & semiconductor equipment (continued)
Skyworks Solutions Incorporated	5,857	$ 1,074,525
Teradyne Incorporated	5,899	716,375
Texas Instruments Incorporated	32,764	6,254,975
Xilinx Incorporated	8,722	1,357,056
		76,106,937
Software: 9.27%
Adobe Incorporated †	16,958	11,255,025
ANSYS Incorporated †	3,092	1,129,693
Autodesk Incorporated †	7,805	2,420,252
Cadence Design Systems Incorporated †	9,872	1,613,875
Citrix Systems Incorporated	4,405	453,142
Fortinet Incorporated †	4,809	1,515,508
Intuit Incorporated	9,694	5,487,870
Microsoft Corporation	267,199	80,662,034
NortonLifeLock Incorporated	20,575	546,472
Oracle Corporation	64,449	5,744,339
Paycom Software Incorporated †	1,743	852,153
PTC Incorporated †	3,731	491,223
Salesforce.com Incorporated †	34,261	9,088,415
ServiceNow Incorporated †	7,005	4,508,698
Synopsys Incorporated †	5,412	1,798,083
Tyler Technologies Incorporated †	1,445	701,837
		128,268,619
Technology hardware, storage & peripherals: 6.40%
Apple Incorporated	556,509	84,494,761
Hewlett Packard Enterprise Company	46,331	716,277
HP Incorporated	42,617	1,267,430
NetApp Incorporated	7,897	702,280
Seagate Technology Holdings plc	7,064	618,736
Western Digital Corporation †	10,872	687,110
		88,486,594
Materials: 2.51%
Chemicals: 1.71%
Air Products & Chemicals Incorporated	7,852	2,116,193
Albemarle Corporation	4,141	980,340
Celanese Corporation Series A	3,996	633,766
CF Industries Holdings Incorporated	7,610	345,646
Corteva Incorporated	26,150	1,149,816
Dow Incorporated	26,501	1,666,913
DuPont de Nemours Incorporated	18,879	1,397,424
Eastman Chemical Company	4,843	548,034
Ecolab Incorporated	8,825	1,988,802
FMC Corporation	4,572	428,076
International Flavors & Fragrances Incorporated	8,831	1,337,897
Linde plc	18,456	5,806,073
LyondellBasell Industries NV Class A	9,134	916,597
PPG Industries Incorporated	8,411	1,341,975
The Mosaic Company	12,261	394,559
The Sherwin-Williams Company	8,492	2,578,766
		23,630,877
See accompanying notes to portfolio of investments

Wells Fargo Index Portfolio  |  11

Portfolio of investments—August 31, 2021 (unaudited)

	Shares	Value
Construction materials: 0.12%
Martin Marietta Materials Incorporated	2,213	$ 843,706
Vulcan Materials Company	4,707	875,173
		1,718,879
Containers & packaging: 0.34%
Amcor plc	54,699	702,882
Avery Dennison Corporation	2,945	663,774
Ball Corporation	11,646	1,117,550
International Paper Company	13,898	835,131
Packaging Corporation of America	3,370	511,229
Sealed Air Corporation	5,392	329,074
WestRock Company	9,441	491,310
		4,650,950
Metals & mining: 0.34%
Freeport-McMoRan Incorporated	51,993	1,892,025
Newmont Corporation	28,423	1,648,250
Nucor Corporation	10,616	1,248,017
		4,788,292
Real estate: 2.59%
Equity REITs: 2.50%
Alexandria Real Estate Equities Incorporated	4,867	1,004,403
American Tower Corporation	16,131	4,712,994
AvalonBay Communities Incorporated	4,953	1,137,110
Boston Properties Incorporated	5,039	569,357
Crown Castle International Corporation	15,333	2,985,182
Digital Realty Trust Incorporated	9,990	1,637,461
Duke Realty Corporation	13,303	698,541
Equinix Incorporated	3,178	2,680,484
Equity Residential	12,207	1,026,242
Essex Property Trust Incorporated	2,306	762,686
Extra Space Storage Incorporated	4,744	886,701
Federal Realty Investment Trust	2,510	305,643
Healthpeak Properties Incorporated	19,120	688,320
Host Hotels & Resorts Incorporated †	25,050	414,828
Iron Mountain Incorporated	10,243	489,103
Kimco Realty Corporation	21,318	464,519
Mid-America Apartment Communities Incorporated	4,062	781,407
Prologis Incorporated	26,245	3,534,152
Public Storage Incorporated	5,401	1,747,818
Realty Income Corporation	13,253	957,132
Regency Centers Corporation	5,604	384,546
SBA Communications Corporation	3,879	1,392,445
Simon Property Group Incorporated	11,655	1,567,015
UDR Incorporated	10,531	568,885
Ventas Incorporated	13,309	744,505
Vornado Realty Trust	5,570	233,272
Welltower Incorporated	14,812	1,296,494
Weyerhaeuser Company	26,580	956,880
		34,628,125
Real estate management & development: 0.09%
CBRE Group Incorporated Class A †	11,908	1,146,740
See accompanying notes to portfolio of investments

12  |  Wells Fargo Index Portfolio

Portfolio of investments—August 31, 2021 (unaudited)

	Shares	Value
Utilities: 2.45%
Electric utilities: 1.58%
Alliant Energy Corporation	8,874	$ 539,450
American Electric Power Company Incorporated	17,730	1,588,076
Duke Energy Corporation	27,290	2,856,171
Edison International	13,461	778,584
Entergy Corporation	7,119	787,433
Evergy Incorporated	8,134	556,772
Eversource Energy	12,185	1,105,545
Exelon Corporation	34,667	1,699,376
FirstEnergy Corporation	19,296	750,036
NextEra Energy Incorporated	69,587	5,844,612
NRG Energy Incorporated	8,683	396,553
Pinnacle West Capital Corporation	4,000	307,600
PPL Corporation	27,297	801,167
The Southern Company	37,557	2,468,622
Xcel Energy Incorporated	19,094	1,312,713
		21,792,710
Gas utilities: 0.03%
Atmos Energy Corporation	4,636	452,056
Independent power & renewable electricity producers: 0.04%
AES Corporation	23,637	564,215
Multi-utilities: 0.72%
Ameren Corporation	9,066	795,270
CenterPoint Energy Incorporated	20,594	516,703
CMS Energy Corporation	10,269	658,551
Consolidated Edison Incorporated	12,162	917,623
Dominion Energy Incorporated	28,613	2,227,236
DTE Energy Company	6,873	827,097
NiSource Incorporated	13,915	343,005
Public Service Enterprise Group Incorporated	17,919	1,145,741
Sempra Energy	11,178	1,479,520
WEC Energy Group Incorporated	11,191	1,057,326
		9,968,072
Water utilities: 0.08%
American Water Works Company Incorporated	6,438	1,173,326
Total Common stocks (Cost $293,727,571)		1,359,207,991

		Yield
Short-term investments: 1.49%
Investment companies: 1.49%
Securities Lending Cash Investments LLC ♠∩∞		0.02%	156,475	156,475
Wells Fargo Government Money Market Fund Select Class ♠∞		0.03	20,410,685	20,410,685
Total Short-term investments (Cost $20,567,160)				20,567,160
Total investments in securities (Cost $314,294,731)	99.71%			1,379,775,151
Other assets and liabilities, net	0.29			4,007,904
Total net assets	100.00%			$1,383,783,055

See accompanying notes to portfolio of investments

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Portfolio of investments—August 31, 2021 (unaudited)

†	Non-income-earning security
«	All or a portion of this security is on loan.
♠	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
∩	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
REIT	Real estate investment trust
Investments in affiliates
An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same adviser or investment manager. Transactions with issuers that were either affiliates of the Portfolio at the beginning of the period or the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Common stocks
Wells Fargo & Company	$6,988,518	$10,146	$(138,369)	$53,224	$(211,705)	$6,701,814	146,648	$29,330
Short-term investments
Securities Lending Cash Investments LLC	182,600	1,375,250	(1,401,375)	0	0	156,475	156,475	12#
Wells Fargo Government Money Market Fund Select Class	14,730,757	28,928,349	(23,248,421)	0	0	20,410,685	20,410,685	1,601
						20,567,160
				$53,224	$(211,705)	$27,268,974		$30,943

#	Amount shown represents income before fees and rebates.
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
E-Mini S&P 500 Index	108	9-17-2021	$22,873,560	$24,410,700	$1,537,140	$0
See accompanying notes to portfolio of investments

14  |  Wells Fargo Index Portfolio

Notes to portfolio of investments—August 31, 2021 (unaudited)

Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Portfolio’s Valuation Procedures.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee. at Wells Fargo Funds Management, LLC ("Funds Management"). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.
Securities lending
The Portfolio may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. When securities are on loan, the Portfolio receives interest or dividends on those securities. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the "Securities Lending Fund"). Investments in Securities Lending Fund are valued at the evaluated bid price provided by an independent pricing service. The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940 and is managed by Funds Management and is subadvised by Wells Capital Management, LLC ("WellsCap"), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.
In a securities lending transaction, the net asset value of the Portfolio is affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Portfolio fluctuates from time to time. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand. In the event of default or bankruptcy by the borrower, the Portfolio may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In such an event, the terms of the agreement allow the unaffiliated securities lending agent to use the collateral to purchase replacement securities on behalf of the Portfolio or pay the Portfolio the market value of the loaned securities. The Portfolio bears the risk of loss with respect to depreciation of its investment of the cash collateral.
Futures contracts
Futures contracts are agreements between the Portfolio and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Portfolio may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and is subject to equity price risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Portfolio and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Portfolio since futures contracts are exchange traded and the exchange’s clearinghouse, as the counterparty to all exchange traded futures, guarantees the futures contracts against default.

Wells Fargo Index Portfolio  |  15

Notes to portfolio of investments—August 31, 2021 (unaudited)

Upon entering into futures contracts, the Portfolio is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable). Should the Portfolio fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Portfolio’s payment obligations. When the contracts are closed, a realized gain or loss is recorded.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of August 31, 2021:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$155,849,024	$0	$0	$155,849,024
Consumer discretionary	162,166,233	0	0	162,166,233
Consumer staples	78,259,783	0	0	78,259,783
Energy	32,696,959	0	0	32,696,959
Financials	151,833,084	0	0	151,833,084
Health care	181,944,693	0	0	181,944,693
Industrials	111,300,348	0	0	111,300,348
Information technology	380,643,625	0	0	380,643,625
Materials	34,788,998	0	0	34,788,998
Real estate	35,774,865	0	0	35,774,865
Utilities	33,950,379	0	0	33,950,379
Short-term investments
Investment companies	20,567,160	0	0	20,567,160
	1,379,775,151	0	0	1,379,775,151
Futures contracts	1,537,140	0	0	1,537,140
Total assets	$1,381,312,291	$0	$0	$1,381,312,291
Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date.
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the three months ended August 31, 2021, the Portfolio did not have any transfers into/out of Level 3.

16  |  Wells Fargo Index Portfolio